UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-02853
Name of Fund: Legg Mason Cash Reserve Trust
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202
Name and address of agent for service:
Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: August 31, 2005
Date of reporting period: August 31, 2005

Item 1. Report to Shareholders

Legg Mason

Cash Reserve Trust

Annual Report to Shareholders
August 31, 2005

LEGG MASON FUNDS

Personalized Guidance.
Intelligent Choices.[SM]

Annual Report to Shareholders

To Our Shareholders,

   The Legg Mason Cash Reserve Trust now has $2.0 billion invested in a diversified portfolio of high quality fixed income securities with relatively short maturities.

   As this letter is written, the Trust’s annualized yield for the past 7 days is 3.06%.A The average weighted maturity of our portfolio is 52 days.

   A complete listing of the Trust’s portfolio holdings as a percentage of the market value at August 31, 2005, appears in this report. Categorized by type, the holdings consist of:

Bonds and medium-term notes	12.5%
Certificates of deposit	2.4%
Commercial paper	8.0%
Government agency obligations	47.8%
Repurchase agreements	29.3%

100.0%

   Note that 47.8% of the portfolio was invested in government agency securities and an additional 29.3% in repurchase agreements fully secured by such securities. Although most government agency securities are not backed by the full faith and credit of the U.S. government, all such securities held in the portfolio at August 31, 2005, carry the highest rating from two or more of the three principal services which rate fixed income securities (Fitch, Moody’s or Standard & Poor’s).

   PricewaterhouseCoopers LLP, the Trust’s independent registered public accounting firm, has completed its annual audit examination, and audited financial statements for the fiscal year ended August 31, 2005, are included in this report.

Sincerely,

John F. Curley, Jr. Chairman	Mark R. Fetting President

October 14, 2005

A	The yields shown here are for past periods and are not intended to indicate future performance. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

Annual Report to Shareholders

Expense Example

Legg Mason Cash Reserve Trust

   As a shareholder of the Trust, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Trust expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on March 1, 2005, and held through August 31, 2005.

Actual Expenses

   The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account	Ending Account	Expenses PaidA
	Value	Value	During the Period
	3/1/05	8/31/05	3/1/05 to 8/31/05

Actual	$1,000	$1,011.60	$3.45
Hypothetical (5% return before expenses)	$1,000	$1,021.78	$3.47

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The Trust’s annualized six-month expense ratio for that period is 0.68%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (184), and divided by 365.

Annual Report to Shareholders

Performance Information

Legg Mason Cash Reserve Trust

Maturity Schedule (As a percentage of the portfolio)

Annual Report to Shareholders

Statement of Net Assets

Legg Mason Cash Reserve Trust

August 31, 2005
(Amounts in Thousands)

	Rate	Maturity Date	Par	Value

Corporate Bonds and Notes — 8.2%
Australia and New Zealand Banking Group Limited	3.600%	6/23/06	$17,500	$17,500	A,B,C
FleetBoston Financial Corporation	7.250%	9/15/05	9,820	9,838
General Electric Company	3.700%	10/24/05	11,625	11,626	A
Morgan Stanley	6.100%	4/15/06	17,500	17,744
National Rural Utilities Cooperative Finance Corporation	6.000%	5/15/06	26,500	26,865
Pepsico Inc.	3.500%	9/12/05	17,000	16,982	B
Pfizer Inc.	3.660%	11/4/05	13,600	13,600	A
PNC Bank, National Association	3.634%	4/28/06	25,000	25,000	A
Province of Ontario	6.000%	2/21/06	16,500	16,715	C
Wells Fargo & Company	3.450%	3/3/06	11,000	11,008	A

Total Corporate Bonds and Notes (Identified Cost — $166,878)				166,878

U.S. Government and Agency Obligations — 47.9%
Fixed Rate Securities — 37.3%
Fannie Mae	3.340%	9/27/05	10,000	9,976
Fannie Mae	3.470%	10/3/05	50,000	49,846
Fannie Mae	3.470%	10/4/05	50,000	49,841
Fannie Mae	3.470%	10/5/05	50,000	49,836
Fannie Mae	2.100%	10/21/05	17,735	17,699
Fannie Mae	4.000%	8/8/06	25,000	25,000
Fannie Mae	4.000%	8/18/06	21,000	20,965
Federal Home Loan Bank	3.440%	9/2/05	12,500	12,499
Federal Home Loan Bank	3.270%	9/7/05	50,075	50,048
Federal Home Loan Bank	3.455%	9/21/05	50,000	49,904
Federal Home Loan Bank	3.475%	9/23/05	50,000	49,894
Federal Home Loan Bank	3.370%	9/30/05	50,000	49,864
Federal Home Loan Bank	2.500%	11/2/05	12,000	12,000

Annual Report to Shareholders

	Rate	Maturity Date	Par	Value

U.S. Government and Agency Obligations — Continued

Federal Home Loan Bank	3.550%	7/11/06	$18,405	$18,401	D
Federal Home Loan Bank	3.600%	7/13/06	25,000	24,996	D
Federal Home Loan Bank	3.250%	8/11/06	32,045	31,819
Federal Home Loan Bank	4.000%	8/18/06	20,000	20,000
Freddie Mac	3.450%	9/20/05	50,000	49,909
Freddie Mac	3.460%	11/1/05	50,000	49,707
Freddie Mac	2.125%	11/15/05	31,890	31,784
Freddie Mac	5.500%	7/15/06	13,000	13,162
Freddie Mac	3.250%	9/13/05	49,800	49,746
Freddie Mac	2.300%	9/26/05	22,000	22,000

				758,896

Indexed SecuritiesA — 10.6%
Fannie Mae	3.505%	10/21/05	65,000	64,995
Fannie Mae	3.250%	12/9/05	30,000	29,994
Federal Home Loan Bank	3.245%	9/8/05	16,400	16,400
Federal Home Loan Bank	3.239%	10/3/05	20,000	20,000
Federal Home Loan Bank	3.363%	3/28/06	21,000	20,995
Federal Home Loan Bank	3.645%	5/10/06	20,000	19,993
Federal Home Loan Bank	3.259%	6/12/06	42,500	42,480

				214,857

Total U.S. Government and Agency Obligations (Identified Cost — $973,753)				973,753

Annual Report to Shareholders

Statement of Net Assets — Continued

Legg Mason Cash Reserve Trust — Continued

	Rate	Maturity Date	Par	Value

Certificates of Deposit — 2.4%
First Tennessee Bank	3.660%	10/21/05	$20,000	$20,000
Royal Bank of Scotland/New York	3.246%	9/29/05	14,000	14,000	C
Svenska Handelsbanken/New York	3.400%	9/26/05	15,300	15,299	A,C

Total Certificates of Deposit (Identified Cost — $49,299)				49,299

Commercial Paper — 8.0%
ANZ (Delaware) Inc.	3.620%	10/21/05	11,200	11,144	A,E
Banque Et Caisse D’Epargne De L’Etat	3.450%	10/3/05	17,000	16,948	C,E
Barclays United States Funding LLC	3.480%	9/12/05	20,200	20,178	E
Caisse Nationale des Caisses d’Epargre et de Prevoyance	3.520%	9/6/05	15,000	14,993	B,C,E
Caterpillar Inc.	3.650%	10/24/05	20,000	19,892	E
IBM Capital Inc.	3.682%	10/1/05	20,000	19,939	B,E
Rabobank USA Financial Corporation	3.490%	9/1/05	20,000	20,000	E
Washington Mutual Inc	3.250%	9/26/05	19,850	19,850	B
Washington Mutual Inc	3.650%	10/17/05	20,000	20,000	B

Total Commercial Paper (Identified Cost — $162,944)				162,944

Medium-Term Notes — 4.3%
CIT Group Inc.	3.950%	11/4/05	7,900	7,903	A
Citigroup Global Markets Holdings Inc.	3.440%	12/12/05	5,000	5,001	A
General Electric Capital Corporation	3.950%	5/12/06	10,000	10,014	A
Merrill Lynch & Co., Inc.	3.630%	9/18/06	10,000	10,023	A
SLM Corporation	3.590%	9/15/05	20,000	20,002	A
Toyota Motor Credit Corporation	3.650%	4/13/06	15,000	15,000
Wal-Mart Stores, Inc.	3.274%	3/16/06	20,000	19,992	A

Total Medium-Term Notes (Identified Cost — $87,935)				87,935

Annual Report to Shareholders

			Par	Value

Repurchase Agreements — 29.3%
Goldman Sachs & Company 3.55%, dated 8/31/05, to be repurchased at $318,903 on 9/1/05 (Collateral: $23,355 Fannie Mae notes, 7.25%, due 1/15/10, value $26,607; $100,000 Freddie Mac zero coupon bonds, due 9/20/05, value $99,750; $200,000 Federal Home Loan Bank zero coupon bonds, due 9/28/05 to 11/02/05, value $199,125)	318,872	318,872
Lehman Brothers, Inc. 3.54%, dated 8/31/05, to be repurchased at $54,707 on 9/1/05 (Collateral: $40,400 Tennessee Valley Authority bonds, 7.125%, due 5/1/30, value $55,796)	54,702	54,702
Nomura Securities International, Inc. 3.57%, dated 8/31/05, to be repurchased at $223,790 on 9/1/05 (Collateral: $132,440 Fannie Mae bonds, 6.625% to 7.25%, due 5/15/30 to 11/15/30, value $175,696; $160,000 Freddie Mac zero coupon bonds, due 6/9/28, value $35,200; $1,190 Freddie Mac bonds, 6.75%, due 9/15/29, value $1,580; $15,710 Freddie Mac notes, 5.18% to 6.04%, due 12/27/29 to 6/22/35, value $15,865)	223,768	223,768

Total Repurchase Agreements (Identified Cost — $597,342)				$597,342

Total Investments, at Amortized Cost and Value — 100.1%				2,038,151	F
Other Assets Less Liabilities — (0.1)%				(2,324)

Net Assets Applicable to 2,035,865 Shares Outstanding — 100.0%				$2,035,827

Net Asset Value Per Share				$1.00

A	Indexed security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of August 31, 2005.

B	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 5.37% of net assets.

C	Yankee Bond or Yankee Certificate of Deposit — A dollar-denominated bond or certificate of deposit issued in the U.S. by a foreign entity.

D	Stepped coupon security — A security with predetermined schedule of interest rate changes.

E	Discount Commercial Paper — Commercial paper which does not make periodic interest payments but is sold at such a discount as to produce a current yield to maturity. The rate shown represents the yield to maturity.

F	Also represents cost for Federal income tax purposes.

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

Legg Mason Cash Reserve Trust

For the Year Ended August 31 2005
(Amounts in Thousands)

Investment Income:
Interest		$51,417
Expenses:
Management fees	$9,562
Distribution fees	2,042
Audit and legal fees	108
Custodian fees	268
Registration fees	102
Reports to shareholders	143
Transfer agent and shareholder servicing expense	1,662
Trustees’ fees and expenses	57
Other expenses	86

	14,030
Less: Compensating balance credits	(17)

Total expenses net of compensating balance credits		14,013

Net Investment Income		37,404
Net Realized Loss on Investments		(37)

Change in Net Assets Resulting From Operations		$37,367

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Cash Reserve Trust

(Amounts in Thousands)

	For the Years Ended

	8/31/05	8/31/04

Change in Net Assets:
Net investment income	$37,404	$10,463
Net realized loss on investments	(37)	(1)

Change in net assets resulting from operations	37,367	10,462
Distributions to shareholders from net investment income	(37,404)	(10,694)
Change in net assets from Trust share transactions	(52,428)	(242,687)

Change in net assets	(52,465)	(242,919)
Net Assets:
Beginning of year	2,088,292	2,331,211

End of year	$2,035,827	$2,088,292

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Legg Mason Cash Reserve Trust

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. Total returns assume that dividends and distributions were reinvested at the time they were paid. This information has been derived from information provided in the financial statements.

	Years Ended August 31,

	2005	2004	2003	2002	2001

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	.018	.005	.01	.02	.05
Distributions from net investment income	(.018)	(.005)	(.01)	(.02)	(.05)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Ratios/supplemental data:
Total return	1.82%	.49%	.69%	1.56%	4.89%
Total expenses to average net assets	.68%A	.67%	.70%	.69%	.67%
Net expenses to average net assets	.67%B	.67%	.70%	.69%	.67%
Net investment income to average net assets	1.80%	.47%	.68%	1.55%	4.74%
Net assets, end of year (in millions)	$2,036	$2,088	$2,331	$2,439	$2,291

A This ratio reflects total expenses before compensating balance credits.

B This ratio reflects expenses net of compensating balance credits.

See notes to financial statements.

Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Cash Reserve Trust

(Amounts in Thousands)

1. Organization and Significant Accounting Policies:

   The Legg Mason Cash Reserve Trust (“Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.
   Preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation

   In accordance with Rule 2a-7, portfolio securities are valued on the basis of amortized cost, so long as the Trust’s Board of Trustees determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At August 31, 2005, there were no outstanding payables for securities purchased. There were no unsettled receivables for investments sold.

Investment Income and Dividends to Shareholders

   Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net investment income for dividend purposes consists of interest accrued, plus original issue and market discount earned, less amortization of market premium and accrued expenses. At August 31, 2005, dividends payable of $2,556 were accrued.

Compensation Balance Credits

   The Trust has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid directly by credits earned on the Trust’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Federal Income Taxes

   No provision for federal income or excise taxes is required since the Trust intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations

Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Cash Reserve Trust — Continued
differ from U.S. generally accepted accounting principles, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

   Distributions during the years ended August 31, 2005 and 2004 were characterized as follows for tax purposes:

	2005	2004

Ordinary income	$37,404	$10,694

Total distributions	$37,404	$10,694

   The tax basis components of net assets at August 31, 2005, were as follows:

Undistributed ordinary income	$50
Other temporary differences	(32)
Capital loss carryforward	(18)
Post-October loss deferrals	(38)
Paid-in capital	2,035,865

$2,035,827

   The Trust intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of August 31, 2005, the Trust had a capital loss carryforward of $18 which expires in 2011.

Other

   In the normal course of business, the Trust enters into contracts that provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made against the Trust in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Repurchase Agreements:

   The Trust may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the

Annual Report to Shareholders

fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Trust’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

3. Transactions With Affiliates:

   The Trust has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to this agreement, LMFA provides the Trust with management and administrative services, for which the Trust pays a fee computed daily and payable monthly, at an annual rate of the Trust’s average daily net assets. The following chart summarizes the management fees for the Trust:

Management Fee	Asset Breakpoint

0.50%	$0-$500 million
0.475%	next $500 million
0.45%	next $500 million
0.425%	next $500 million
0.40%	thereafter

Management fees of $796 were payable to LMFA at August 31, 2005.

   Western Asset Management Company (“Adviser”) serves as investment adviser to the Trust. The Adviser is responsible for the actual investment activity of the Trust. LMFA (not the Trust) pays the Adviser a fee at an annual rate equal to 30% of the management fee received by LMFA.
   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as distributor of the Trust. Legg Mason receives an annual distribution fee of 0.10% of the Trust’s average daily net assets. Distribution and service fees of $169 were payable to Legg Mason at August 31, 2005.
   LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Trust’s transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $640 for the year ended August 31, 2005.
   The Adviser, LMFA, Legg Mason and LMFS are wholly owned subsidiaries of Legg Mason, Inc.

Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Cash Reserve Trust — Continued
   Under a Deferred Compensation Plan (the “Plan”), trustees may elect to defer receipt of all or a specified portion of their compensation. A participating trustee may select one or more funds in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the plan.

4. Trust Share Transactions:

   The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At August 31, 2005, net assets consisted of paid-in capital of $2,035,865 and accumulated net realized loss of $38. Since the Trust has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

	Year Ended

	8/31/05	8/31/04

Sold	$6,329,464	$6,331,379
Reinvestment of Distributions	34,501	10,076
Repurchased	(6,416,393)	(6,584,142)

Net Change	$(52,428)	$(242,687)

Annual Report to Shareholders

Report of Independent Registered Public Accounting Firm

To the Shareholders and Trustees of
Legg Mason Cash Reserve Trust:

   In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Legg Mason Cash Reserve Trust (hereafter referred to as the “Trust”) at August 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended August 31, 2004 and the financial highlights for each of the four years in the period ended August 31, 2004 were audited by other auditors whose report dated September 27, 2004 expressed an unqualified opinion on these statements.

PricewaterhouseCoopers LLP

Baltimore, Maryland

October 14, 2005

Annual Report to Shareholders

Change in Independent Registered Public Accounting Firm:

   On May 12, 2005, the Trust, by action of its Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm to audit the Trust’s financial statements for the fiscal year ending August 31, 2005, effective upon the resignation of Ernst & Young LLP (“E&Y”).

   On June 6, 2005, E&Y resigned as the Trust’s independent registered public accounting firm. The reports of the financial statements audited by E&Y for the Trust for fiscal years ended August 31, 2004 and 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. For the fiscal years 2003 and 2004, and through June 6, 2005, there were no disagreements between the Trust and E&Y on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements.

Annual Report to Shareholders

Trustees and Officers

   The table below provides information about each of the Trust’s trustees and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each trustee and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

Term of
Office
and
	Position(s)	Length	Number of Funds	Other
Name and Year of	Held With	of Time	in Fund Complex	Directorships
Birth	the Trust	ServedA	Overseen	Held	Principal Occupation(s) During the Past Five Years

INDEPENDENT TRUSTEES:

Hearn, Ruby P. 1940	Trustee	Since 2004	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	None	Senior Vice President Emerita of The Robert Wood Johnson Foundation since 2001. Formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996-2001).

Lehman, Arnold L. 1944	Trustee	Since 1988	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	None	Director of The Brooklyn Museum of Art since 1997; Trustee of American Federation of Arts since 1998. Formerly: Director of The Baltimore Museum of Art (1979-1997).

Masters, Robin J.W. 1955	Trustee	Since 2002	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Chairman of the Board of Directors of Cap-a-Laige Ltd. (Management company for charitable trust).	Retired. Director of Bermuda SMARTRISK (non-profit) since 2001. Formerly: Chief Investment Officer of ACE Limited (insurance) (1986-2000).

McGovern, Jill E. 1944	Trustee	Since 1989	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	None	Chief Executive Officer of The Marrow Foundation since 1993. Formerly: Executive Director of the Baltimore International Festival (1991-1993); Senior Assistant to the President of The Johns Hopkins University (1986-1990).

Mehlman, Arthur S. 1942	Trustee	Since 2002	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Trustee of the Royce Family of Funds (consisting of 23 portfolios); Director of Municiple Mortgage & Equity, LLC.	Retired. Formerly: Partner, KPMG LLP (international accounting firm) (1972-2002).

Annual Report to Shareholders
Trustees and Officers — Continued

Term of
Office
and
	Position(s)	Length	Number of Funds	Other
Name and Year of	Held With	of Time	in Fund Complex	Directorships
Birth	the Trust	ServedA	Overseen	Held	Principal Occupation(s) During the Past Five Years

O’Brien, G. Peter 1945	Trustee	Since 1999	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Trustee of the Royce Family of Funds (consisting of 23 portfolios); Director of Renaissance Capital Greenwich Funds; Director of Technology Investment Capital Corp.	Retired. Trustee of Colgate University; President of Hill House, Inc. (residential home care). Formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971- 1999).

Rowan, S. Ford 1943	Trustee	Since 2002	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	None	Consultant, Rowan & Blewitt Inc. (management consulting); Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Director of Santa Fe Institute (scientific research institute) since 1999.

Tarola, Robert M. 1950	Trustee	Since 2004	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	None	Senior Vice President and Chief Financial Officer of W. R. Grace & Co. (specialty chemicals) since 1999.

INTERESTED TRUSTEESB :

Curley Jr., John F. 1939	Chairman and Trustee	Since 1988	Chairman and Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	None	Chairman of the Board of all Legg Mason Funds. Formerly: Vice Chairman and Director of Legg Mason, Inc. and Legg Mason Wood Walker, Incorporated (1982-1998); Director of Legg Mason Fund Adviser, Inc. (1982-1998) and Western Asset Management Company (1986-1998) (each a registered investment adviser).

Annual Report to Shareholders

Term of
Office
and
	Position(s)	Length	Number of Funds	Other
Name and Year of	Held With	of Time	in Fund Complex	Directorships
Birth	the Trust	ServedA	Overseen	Held	Principal Occupation(s) During the Past Five Years

Fetting, Mark R. 1954	President and Trustee	President since 2001 and Trustee since 2002	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Trustee of the Royce Family of Funds (consisting of 23 portfolios).	Senior Executive Vice President of Legg Mason, Inc.; Director and/or officer of various Legg Mason affiliates since 2000. Formerly: Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991-2000); Partner, Greenwich Associates; Vice President, T. Rowe Price Group, Inc.

EXECUTIVE OFFICERS:

Karpinski, Marie K. 1949	Vice President and Treasurer	Since 1985	Vice President and Treasurer of all Legg Mason funds (consisting of 23 portfolios).	None	Vice President and Treasurer of all Legg Mason Funds. Vice President and Treasurer of Legg Mason Fund Adviser, Inc. and Western Asset Funds, Inc.; Treasurer and Principal Financial and Accounting Officer of Western Asset Income Fund, Western Asset Premier Bond Fund, Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund, and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2.

Merz, Gregory T. 1958	Vice President and Chief Legal Officer	Since 2003	Vice President and Chief Legal Officer of all Legg Mason funds (consisting of 23 portfolios).	None	Vice President and Deputy General Counsel of Legg Mason, Inc. since 2003. Formerly: Associate General Counsel, Fidelity Investments (1993-2002); Associate, Debevoise & Plimpton (1985-1993).

Annual Report to Shareholders
Trustees and Officers — Continued

Term of
Office
and
	Position(s)	Length	Number of Funds	Other
Name and Year of	Held With	of Time	in Fund Complex	Directorships
Birth	the Trust	ServedA	Overseen	Held	Principal Occupation(s) During the Past Five Years

Olmert, Amy M. 1963	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all Legg Mason funds (consisting of 23 portfolios).	None	Senior Vice President of Legg Mason, Inc. since 2004. Chief Compliance Officer of Western Asset Funds, Inc., Western Asset Income Fund, Western Asset Premier Bond Fund, Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund, and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 since 2004. Formerly: Managing Director, Deutsche Asset Management (1997-2004).

   ADDITIONAL INFORMATION ABOUT THE TRUST’S TRUSTEES AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-822-5544 OR ON THE SECURITIES AND EXCHANGE COMMISSION WEBSITE (http://www.sec.gov).

A	Officers of the Trust are elected annually to serve until their successors are elected and qualified. Trustees of the fund serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

B	Mr. Curley and Mr. Fetting are considered to be interested persons, as defined in the 1940 Act, of the fund on the basis of their employment with the fund’s investment adviser or its affiliated entities (including the fund’s principal underwriter) and Legg Mason, Inc., the parent holding company of those entities, as well as their ownership of Legg Mason, Inc. stock.

Item 2. Code of Ethics Applicable to Registrant’s Principal Executive Officer and Principal Financial Officer
(a)	Legg Mason Cash Reserve Trust (“Registrant”) has adopted a Code of Ethics, as defined in the instructions to Form N-CSR that applies to the Registrant’s President and Treasurer, which is designed to deter wrongdoing and to promote:
•	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

•	Full, fair, accurate, timely and understandable disclosure in reports and documents the Registrant files with, or submits to, the SEC or in other public communications made by the Registrant;

•	Compliance with applicable governmental laws, rules and regulations;

•	Prompt internal reporting of violations of the Code of Ethics to an appropriate person or persons identified in the Code of Ethics; and

•	Accountability for adherence to the Code of Ethics.
(b)	No response required.

(c)	Not applicable.

(d)	The Registrant has not granted a waiver, including an implicit waiver, from a provision of the Code of Ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions during the period covered by this report.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is attached as Exhibit 12(a)(1) to this Form N-CSR.
Item 3. Audit Committee Financial Expert

(a)	(1)	The Registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)	(2)	The audit committee financial experts are Mr. Arthur S. Mehlman and Mr. Robert M. Tarola. They are “independent” as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accounting Fees and Services
(a)	Audit Fees

Ernst & Young LLP Fiscal Year Ended August 31, 2004 — $32,200

PricewaterhouseCoopers LLP Fiscal Year Ended August 31, 2005 — $29,900

(b)	Audit-Related Fees

There were no additional fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item (a) above.

There were no fees billed to the Registrant for assurance and related services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c)	Tax Fees

Ernst & Young LLP Fiscal Year Ended August 31, 2004 — $3,250

PricewaterhouseCoopers LLP Fiscal Year Ended August 31, 2005 — $1,050

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

There were no fees billed to the Registrant for tax services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

There were no fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in items (a) through (c) above.

There were no fees billed to the Registrant for services not included in Items 4(a) through (c) above that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)	(1)	The Audit Committee’s policy is delegation to its Chairperson of the authority to pre-approve items for which a decision may be desired prior to the next meeting of the Committee. Such pre-approvals are reported at the next quarterly meeting of the Audit Committee.

	(2)	There were no services provided to the Registrant that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

There were no fees billed to the Registrant for services where pre-approval by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(f)	The percentage of hours expended by the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants’ full-time, permanent employees was zero.

(g)	Non-Audit Fees for services rendered to Registrant or Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager.

Ernst & Young LLP Fiscal Year Ended August 31, 2004 — $0

PricewaterhouseCoopers LLP Fiscal Year Ended August 31, 2005 — $133,145

(h)	The members of the Registrant’s Audit Committee have considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
     The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.
Item 6. Schedule of Investments
     The schedule of investments in securities of unaffiliated issuers is included in the annual report.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
     Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers
     Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
     The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.
Item 11. Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rule and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits
(a)	File the exhibits listed below as part of this Form.
(1)	The Registrant’s Code of Ethics applicable to Registrant’s principal executive officer and principal financial officer is attached hereto.

(2)	Separate certifications for the Registrant’s chief executive officer and chief financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.
(b)	Separate certifications for the Registrant’s chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Cash Reserve Trust

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Cash Reserve Trust
Date: October 26, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Cash Reserve Trust
Date: October 26, 2005
By: /s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer, Legg Mason Cash Reserve Trust
Date: October 25, 2005